Fees Summary	Jul. 30, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 6,396,000
Previously Paid Amount	0.00
Total Fee Amount	979.23
Total Offset Amount	0.00
Net Fee	979.23
Narrative - Max Aggregate Offering Price	$ 6,396,000
Final Prospectus	true